Concentration of Credit Risk (Tables)	6 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
Customer A	0.00%	15.7%	1.5%	2.87%
Customer B	15.0%	6.17%	0.00%	0.00%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
Supplier A	17.11%	20.4%	0.0%	0.29%
Supplier B	36.99%	20.0%	20.10%	0.00%
Supplier C	0.0%	11.2%	10.22%	11.66%